INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current			$ 0	$ 899,804	$ 555,449
Deferred			146,785,000	(141,918)	(86,012)
State
Current				0	0
Deferred				0	0
Change in valuation allowance			109,733,000	256,517,000	86,012
Income tax provision	$ 128,007	$ 252,611	$ 0	$ 899,804	$ 555,449